Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

31. SUBSEQUENT EVENTS

Management has considered subsequent events through which was the date the consolidated financial statements were issued.

On December 26, 2023, the Company entered into an agreement to purchase Yai’s Thai, Inc., a leading Thai American food brand and the acquisition was completed in January 2024. The total consideration was composed of: (i) Closing Cash Consideration, i.e. US$1,674,460.56 minus the Preferred Stock Cash Amount for each series of Preferred Stock; (ii) Closing Shares, i.e. the number of Ordinary Shares having a Closing Value of US$6,694,842.24 minus the number of Ordinary Shares comprising the Preferred Stock Share Amount; (iii) Additional Consideration, i.e. cash and Ordinary Shares to be released from the Indemnity Holdback and the Financial Performance Holdback and cash to be paid in respect of the Earnout.

On June 12, 2024, the Company acquired Omsom, Inc, a proud and loud Asian food brand that has quickly garnered a devoted following for its Cooking Sauces, Saucy Noodles, and bold cultural commentary. The Agreement provided that: (i) DDC Omsom acquired substantially all the assets of Omsom, Inc., including cash, receivables and inventory, and assumed certain obligations including bank debt of approximately $800,000; (ii) the Company provide working capital of up to $3 million over the three-year period immediately following the closing of the Acquisition; (iii) key employees of Omsom, Inc. become employees of DDC Omsom; and (iv) subject to achievement of net revenue and net profit goals, the Company will pay additional purchase price consideration to Omsom, Inc. (consisting of 50% shares of Company stock and 50% cash), currently estimated, based on current projections for DDC Omsom, to have an aggregate value of $11.7 million.

On January 9, 2024, DDC entered into a share purchase agreement (the “SPA”) to acquire 51% of the outstanding shares of GLI Industry S.p.A (“GLI”), an Italian producer of specialized Asian ready-meals, for approximately USD$9.3M cash to be paid out over three years plus additional potential consideration of cash and stock depending on the performance of GLI. The transaction did not close and in September 2024 DDC received notice that the shareholders of GLI filed for an arbitration alleging that DDC failed to fulfill its obligations under the SPA by not satisfying the closing conditions and claiming damages of EU$4.7 million. DDC responded by denying any breach of the SPA and by asserting that GLI breached the SPA by failing to provide documents and failing to satisfy the closing conditions. DDC believes that the GLI shareholders’ claims are without merit and plans to vigorously defend itself and assert counterclaims; however, failure to obtain a favorable resolution could have a material adverse effect on DDC’s business, results of operations and financial condition. Currently, the amount of such material adverse effect cannot be reasonably estimated, and no provision or liability has been recorded for these claims as of December 31, 2023.

Nona Lim, the former Chief Executive Officer of Cook San Francisco LLC (“Cook”), an indirect subsidiary of the Company, has alleged that she had Good Reason (as defined in her employment agreement) to resign from Cook and is thus owed severance by the Company and Cook.  Ms. Lim, in her capacity as Sellers’ Representative in the Membership Interests Purchase Agreement (the “MIPA”) between the Company and Cook members pursuant to which the Company purchased the interests in Cook, has also alleged that the Company breached the MIPA relating to post-closing payments. On November 26, 2024, Ms. Lim filed a complaint with the Superior Court State of California, County of San Francisco, against the Company, Cook and our CEO, Norma Chu, as an individual, asserting breach of contract and breach of various labor laws. The Company disputes the merits of Ms. Lim’s claims but has been negotiating a settlement with her to resolve all outstanding disputes. Failure to obtain a favorable resolution could have a material adverse effect on the Company’s business, results of operations and financial condition. Currently, the amount of such material adverse effect cannot be reasonably estimated, and no provision or liability has been recorded for these claims as of December 31, 2023.